SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Equity Method Investments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Equity Method Investments [Abstract]
Loss on share of equity method investment	$ (578,256)	$ 0	$ 0